Janus Henderson Balanced Fund Average Annual Total Returns - Class A C S I N R T Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Balanced Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		13.70%	7.95%	9.25%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	8.19%	6.91%	9.21%
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	12.95%	7.41%	9.09%
Class S | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		14.57%	7.99%	9.68%
Class I | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		15.01%	8.43%	10.14%
Class N | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		15.14%	8.53%	10.22%
Class R | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		14.30%	7.73%	9.41%
Class T | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.41%	6.92%	8.68%
Class T | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.13%	6.23%	7.78%
Class T | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		14.86%	8.27%	9.96%

[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.